Annual Total Returns- Federated Hermes Institutional Tax-Free Cash Trust (Premier Shares Class) [BarChart] - Premier Shares Class - Federated Hermes Institutional Tax-Free Cash Trust - PRM	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	0.02%	0.31%	0.72%	1.30%	1.35%	0.46%